Segments - Reconciliation of Capital Expenditures for Reportable Segments to Consolidated Amounts (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ASU No. 2015-05 [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures reclassified as a change in other current assets	$ 8.8	$ 7.2